Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-based Compensation
Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2022	370	$18,076		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(107)	8,662
Outstanding at December 31, 2023	263	21,910		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(117)	7,918
Outstanding at December 31, 2024	146	33,053	6.3	$—
Exercisable at December 31, 2024	136	35,369	6.3	—
Vested and expected to vest at December 31, 2024	158	33,053	6.3	—

Summary of unvested RSUs award activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2022	79	$10,100.70
Granted	—	—
Vested (1)	(54)	(11,298.98)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2023	25	7,505.04
Granted	—	—
Vested (1)	(17)	(9,333.94)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2024	8	3,847.14
(1)	At December 31, 2024 and 2023, there were 2 and 2 shares of common stock, respectively, related to RSU awards that have vested and the shares were not released to the participants subsequently. Additionally, during the year ended December 31, 2023, due to a decline in our stock price 8 shares of common stock were not issued in order to cover employee taxes.

Schedule of stock-based compensation expense

	Year Ended
	December 31,
	2024	2023
Sales and marketing	$23	$107
General and administrative	85	450
Research and development	76	209
Total stock-based compensation expense	$184	$766